Acquisitions and disposals (Details) - ARS ($) $ in Millions	Jun. 30, 2018	Feb. 28, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Fair value of identifiable assets and assumed liabilities:
Assets	$ (353,770)		$ (241,446)
Cash and cash equivalents	38,650		25,363	$ 14,096	$ 634
Trade and other receivables	(11,875)		591	9,713
Income tax credit	453		229
Property, plant and equipment	20,646		31,150	26,801
Liabilities	(278,449)		(192,273)
Trade and other payables	21,469		25,958
Debts with related parties	(5,554)		150
Equity
Currency translation adjustment	$ (12,363)		$ (12,443)
Cresca S.A. [Member]
Fair value of identifiable assets and assumed liabilities:
Assets		$ 941
Cash and cash equivalents		1
Trade and other receivables		27
Income tax credit		12
Property, plant and equipment		901
Liabilities		172
Trade and other payables		11
Debts with related parties		121
Taxes payable		40
Equity
Currency translation adjustment		9
Total fair value of identifiable assets and assumed liabilities		$ 778